Capital Structure	12 Months Ended
Dec. 31, 2023
Capital Structure [Abstract]
Capital Structure
10.	Capital Structure:

(a)	Preferred Stock

The Company is authorized to issue up to 100,000,000 registered shares of preferred stock with a par value of $0.0001. The Board of Directors of the Company is expressly granted the authority to issue preferred shares and to establish such series of preferred shares with such designations, preferences and relative participating, rights, qualifications, limitations or restrictions at it determines.
Series A Preferred Shares
Prior to the Spin-Off, United entered into a Shareholders Rights Agreement, or the Rights Agreement, with American Stock Transfer & Trust Company, LLC, as Rights Agent. Under the Rights Agreement, United will declare a dividend payable of one preferred stock purchase right, or Right, for each share of common stock outstanding immediately prior to the Spin-Off. Each Right entitles the registered holder to purchase from United one one-thousandth of a share of Series A Preferred Stock, par value $0.0001, at an exercise price of $40.00 per share. The Rights will separate from the common stock and become exercisable only if a person or group acquires beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of United’s common stock (including through entry into certain derivative positions) in a transaction not approved by the Board of Directors of the Company. In that situation, each holder of a Right (other than the acquiring person, whose Rights will become void and will not be exercisable) will have the right to purchase, upon payment of the exercise price, a number of shares of United’s common stock having a then-current market value equal to twice the exercise price. In addition, if the Company is acquired in a merger or other business combination after an acquiring person acquires 10% (15% in the case of a passive institutional investor) or more of United’s common stock, each holder of the Right will thereafter have the right to purchase, upon payment of the exercise price, a number of shares of common stock of the acquiring person having a then-current market value equal to twice the exercise price. The acquiring person will not be entitled to exercise these Rights. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other shareholder rights. On December 27, 2023, the Company’s Board of Directors approved an amendment and restatement of the Rights Agreement to make certain technical or ministerial changes. As at December 31, 2023, no Rights were exercised.

Series B Preferred Shares
As at December 31, 2023, the Company had 40,000 Series B Preferred Shares issued and outstanding with par value $0.0001 per share. The Series B Preferred Shares were issued on July 5, 2022, to the Company’s Chief Executive Officer, considered a related party, for a total cash consideration of $NIL. The issuance of the Series B Preferred Shares was approved by a special independent committee of the Board of Directors of the Company which obtained a fairness opinion from an independent financial advisor regarding the value of the Series B Preferred Shares. Each Series B Preferred Shares entitles the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of Series B Preferred Shares may exercise voting rights pursuant to Series B Preferred Shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of Series B Preferred Shares has no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The Series B Preferred Shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $0.0001 per share. The Series B Preferred Shares holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.

Series C Preferred Shares
On July 5, 2022, the Company issued 5,000 of its Series C Preferred Shares to Seanergy in exchange for $5,000 working capital contribution. On July 26, 2022, the Company issued additional 5,000 Series C Preferred Share to Seanergy in exchange for $5,000 in cash in connection with the funding of the deposits payable for the four tanker vessels acquired. The Series C Preferred Shares had a cumulative preferred dividend accruing at the rate of 6.5% per annum payable in cash each quarter. The Company had the right, at its option, at any time on or after the date which was three months after the original date of issuance of the Series C Preferred Shares, to redeem the Series C Preferred Shares, in whole or from time to time in part, from any source of funds legally available for such purpose, at a price per Series C Preferred Share equal to 105% of the stated value plus accrued and unpaid dividends up to the date of redemption. The Series C Preferred Shares contained a liquidation preference equal to its stated value and were convertible into common shares at the holder’s option commencing upon the first anniversary of the original issue date, at a conversion price equal to the lesser of $9.00 and the 10-trading-day trailing VWAP (as defined in the agreement) of United’s common shares, subject to certain anti-dilution and other customary adjustments. Except under certain circumstances, a holder of Series C Preferred Shares would not convert its Series C Preferred Shares into common shares if such conversion would result in the holder beneficially owning greater than 29.9% of our outstanding common shares.
On November 28, 2022, the outstanding 10,000 Series C Preferred Shares were redeemed by United at a price equal to 105% of the original issue price for a total cash outflow of $10,500. Total dividends paid in respect with the Series C Preferred Shares amounted to $243 or $24.38 per share.
(b)	Common Stock

As at January 20, 2022, the date of the Company’s incorporation, the Company’s authorized share capital was 500 registered shares without par value, issued to Seanergy. On July 5, 2022, the aforesaid registered shares issued to the Parent were cancelled and the Company’s articles of incorporation were amended and restated. Under the Company’s amended and restated articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 shares of common stock, par value $0.0001 per share, of which 1,512,004 common shares were issued and outstanding on July 5, 2022, immediately upon consummation of the Spin-Off (Note 3). As at December 31, 2023, the Company had 8,694,630 common shares issued and outstanding.

i)	Equity Offerings

On July 20, 2022, the Company sold 8,000,000 units, each unit consisting of one common share or pre-funded warrant (with an exercise price of $0.0001) in lieu of common shares and one Class A warrant to purchase one common share, under a registered direct offering at a price of $3.25 per unit, in exchange for gross proceeds of $26,000, or net proceeds of approximately $23,851. 6,800,000 common shares, 1,200,000 pre-funded warrants and 8,000,000 Class A warrants were issued in connection with the offering. As of December 31, 2022, all pre-funded warrants have been exercised.
ii)	Dividends

On November 14, 2023, the Company declared a dividend of $0.075 per common share for the third quarter of 2023 which was paid on January 10, 2024 to all shareholders of record as of December 22, 2023 (Note 15). The dividend declared amounted to $652 and is included in “Dividends payable” in the accompanying consolidated balance sheet.

On August 1, 2023, the Company declared a dividend of $0.075 per common share for the second quarter of 2023 to all shareholders of record as of September 22, 2023. The quarterly dividend of $657 for the second quarter of 2023 was paid on October 6, 2023.

On May 17, 2023, the Company declared a dividend of $0.075 per common share for the first quarter of 2023 to all shareholders of record as of June 22, 2023.The quarterly dividend of $667 for first quarter of 2023 was paid on July 6, 2023.

On February 21, 2023, the Company declared the initiation of a regular quarterly dividend of $0.075 per common share and declared a dividend of $0.075 per common share for the fourth quarter of 2022 to all shareholders of record as of March 22, 2023. The quarterly dividend of $667 for the fourth quarter of 2022 was paid on April 6, 2023.

On November 29, 2022, the Company declared a special dividend of $1.00 per common share to all shareholders of record as of December 12, 2022, in connection with the profitable sale of two tanker vessels, which was paid on  January 10, 2023. As of December 31, 2022, the dividend declared amounted to $7,373 is included in “Dividends payable” in the accompanying consolidated balance sheet.

Total dividends declared in the years ended December 31, 2023 and December 31, 2022 amounted to $2,643 and $7,373, respectively.
iii)	Common stock buybacks

In October 2022, the Board of Directors of the Company authorized a share repurchase plan under which the Company may repurchase up to $3,000 of its outstanding common shares through the period ended March 31, 2023. Substantially, no repurchases had been made as of December 31, 2022. This plan was extended in May 2023 through the period ended December 31, 2023 and was further extended in December 2023 through the period ending December 31, 2024. As of December 31, 2023, the Company has repurchased 264,813 of its outstanding common shares at an average price of approximately $2.54 and a total of $673, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2023.

In September 2022, the Board of Directors of the Company authorized a share repurchase plan under which the Company would repurchase up to $3,000 of its outstanding common shares through the period ended March 31, 2023. Up to December 31, 2022, the Company repurchased 1,427,753 of its outstanding common shares at an average price of approximately $2.09 pursuant to its share repurchase program for a total of $2,987, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2022.

In August 2022, the Board of Directors of the Company authorized a share repurchase plan under which the Company would repurchase up to $3,000 of its outstanding common shares through the period ended March 31, 2023. Up to September 30, 2022, the Company repurchased 1,862,038 of its outstanding common shares at an average price of approximately $1.62 pursuant to its share repurchase program for a total of $3,016, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares as of December 31, 2022.

(c)	Warrants

During the year ended December 31, 2023, 779,200 shares were issued from Class A warrants’ exercises, for proceeds of $1,883. As of December 31, 2023, 6,962,770 Class A warrants remained outstanding. All warrants are classified in equity, according to the Company’s accounting policy. Following the payment of the special dividend of $1.00 per common share on January 10, 2023 (Note 9(b)(ii)), the exercise price of the Class A warrants was adjusted at a price of $2.25 per warrant effective on January 11, 2023, pursuant to the antidilution provisions of the warrant agreement. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in the warrant’s agreement.

On July 20, 2022, the Company issued 8,000,000 Class A warrants under a registered direct offering to issue 8,000,000 units (see discussion above). The Class A warrants were exercisable upon issuance at an initial exercise price of $3.25 per share and expire in July 2027. During the year ended December 31, 2022, 258,030 shares were issued from Class A warrants’ exercises, for proceeds of $829.